Accounts receivable, net - Additional information (Details) - MXN ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accounts receivable, net
Legal Proceedings Receivables	$ 143,278	$ 140,304	$ 142,388
Expected Credit Loss Recognized in Trade Receivables under IFRS 9	$ 25,962	$ 50,753	$ 45,823